Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 47-0914596 001 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]

Note 1. Description of Plan

The following description of the MainStreet Bank 401(k) Plan (“the Plan”) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution 401(k) profit sharing plan administered by MainStreet Bank (“the Bank or Plan Sponsor”), a wholly-owned subsidiary of MainStreet Bancshares, Inc. (the “Company”), pursuant to the provisions of Section 401(k) of the Internal Revenue Code. The Plan was established for the benefit of substantially all full-time employees electing to participate in the Plan. Employees are eligible to participate in the Plan on the first day of employment. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

Contributions

The Plan permits eligible employees through a salary deferral election to have the Company make annual contributions of up to 100% of eligible compensation. Employee rollover and employee Roth contributions are also permitted. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. The Company makes safe harbor matching contributions of 100% of employees’ salary deferral amounts up to 5% of employees’ eligible compensation. Matching contributions are calculated on the employee’s compensation and 401(k) elective deferrals for that payroll period. The Plan also includes a qualified Roth 401(k) contribution feature whereby participants may elect to designate some or all of their elective deferral contributions as Roth 401(k) contributions. Roth 401(k) contributions are made in after-tax dollars and the decision to characterize the deferral as a Roth 401(k) contribution is made at the time the contribution is made.

Participants’ Accounts

Each participant’s account is credited with the participant’s contributions, the Company’s safe harbor matching contributions and Plan earnings (based upon each participant’s investment elections) and is charged with an allocation of administrative expenses. Forfeitures are used to reduce the contributions required to be made by the Company. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are vested immediately in both their own contributions and the portion contributed by the Company, plus actual earnings thereon. The Plan has no forfeitures since participants are vested 100% on their initial day of enrollment.

Investment Options

Investment of all assets in the Plan is directed by individual participants. Participants are given the option to direct account balances and all contributions made into various investment options consisting of managed, indexed or individual equity or fixed income funds. Participants may choose to have any of their contributions (other than rollover contributions) and the contributions made by the Company invested in shares of the Company's common or preferred class of stock. Participants may change their investment options daily.

Notes Receivable from Participants

The Plan document includes provisions authorizing loans from the Plan to active eligible participants. Loans are made to any eligible participant with sufficient collateral. The participant's vested account balance will serve as the collateral for the loan. The minimum amount of a loan shall be $1,000. The maximum amount of a participant's loans is determined by the lesser of $50,000 or 50% of the participant's vested account balance. All loans are covered by demand notes and are repayable over a period not to exceed five years, except for loans for the purchase of a principal residence. Interest on the loans is charged at similar rates available from commercial lending institutions. Principal and interest are paid through payroll deductions.

Payment of Benefits

If the vested account, excluding rollover contributions, is $5,000 or less, the participants vested account will be paid in a single sum. If the vested account, excluding rollover contributions, is greater than $5,000, payment will be made under any of the options available under the Plan.